Summary of Vessels Impaired and Amount of Impairment Incurred (Detail) $ in Thousands	1 Months Ended	3 Months Ended						4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jul. 31, 2017 USD ($) Vessel	Dec. 31, 2017 USD ($) Vessel	Mar. 31, 2017 USD ($) Vessel Vehicle
Schedule of Vessels Impaired and Amount of Impairment Incurred [Line Items]
Number of vessels impaired in the period | Vessel									5
Amount of impairment incurred		$ 16,777							$ 16,777 [1]
Combined fair value of assets incurring impairment after having recorded impairment charges									$ 8,763
Predecessor
Schedule of Vessels Impaired and Amount of Impairment Incurred [Line Items]
Number of vessels impaired in the period | Vessel								79		132
Number of ROVs impaired during the period | Vehicle										8
Amount of impairment incurred	$ 21,325		$ 163,423	$ 64,857	$ 253,422	$ 129,562	$ 36,886	$ 184,748 [1]		$ 484,727 [1]
Combined fair value of assets incurring impairment after having recorded impairment charges								$ 571,821		$ 933,068

[1]	The period August 1, 2017 through December 31, 2017 and the year ended March 31, 2017 included $2.3 million and $2.2 million, respectively, of impairments related to inventory and other non-vessel assets.